UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2009

Check here if Amendment  [ X ]; Amendment Number: 1
This Amendment (Check only one):	[  ] is a restatement
					[ X ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:		FMR LLC
Address:	82 Devonshire Street
		Boston, MA  02109

13F File Number:	28-451

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Scott C. Goebel
Title:	Senior Vice President and Deputy General Counsel
        Fidelity Management & Research Company
Phone:	617-563-0371

Signature, Place, and Date of Signing:


/s/Scott C. Goebel      	Boston, MA	August 27, 2009

Report Type (Check only one.):
[ X]		13F HOLDINGS REPORT.

[  ] 		13F NOTICE

[  ]		13F COMBINATION REPORT


List of other managers reporting for this manager:

NONE

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:			5

Form 13F Information Table Entry Total:			4

Form 13F Information Table Value Total:			$352,554   (x1000)


List of Other Included Managers:

No.	Form 13F File Number	Name

 1	28-450			Fidelity Management & Research Company
 3	28-5421			Strategic Advisers Incorporated
 5	28-6639			FMR Co., Inc.
 6    	28-12283              	Pyramis Global Advisors Trust Company
 7	28-12282		Pyramis Global Advisors, LLC



                                                           VALUE    SHARES/ SH/ PUT/ INVSTMT             -----VOTING AUTHORITY----
NAME OF ISSUER               . -TITLE OF CLASS- --CUSIP--   X$1000  PRN AMT PRN CALL DSCRETN.-MANAGERS      SOLE   SHARED     NONE
INGERSOLL-RAND COMPANY LTD	CL A		G4776G101   290608 13904710 SH	     DEFINED  1 5	       0	0 13904710
INGERSOLL-RAND COMPANY LTD	CL A		G4776G101      854     4088 SH	     DEFINED  3	            4088  	0        0
INGERSOLL-RAND COMPANY LTD	CL A		G4776G101    16448    78700 SH	     DEFINED  6	           78700	0        0
INGERSOLL-RAND COMPANY LTD	CL A		G4776G101    44642   213600 SH	     DEFINED  7  	  213600	0        0